UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21131

John Hancock Preferred Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2018

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Preferred Income Fund

Quarterly portfolio holdings 10/31/18

Fund’s investments
As of 10-31-18 (unaudited)
	Shares	Value
Preferred securities 122.9% (79.8% of Total investments)		$648,924,836
(Cost $655,952,012)
Communication services 10.6%		56,113,153
Diversified telecommunication services 3.2%
Qwest Corp., 6.125% (A)	30,000	642,300
Qwest Corp., 6.500%	136,705	3,015,712
Qwest Corp., 6.750% (A)	360,000	8,326,800
Qwest Corp., 6.875%	33,795	817,839
Verizon Communications, Inc., 5.900% (A)	168,000	4,275,600
Wireless telecommunication services 7.4%
Telephone & Data Systems, Inc., 6.625% (A)	233,381	5,517,127
Telephone & Data Systems, Inc., 6.875%	119,781	2,988,536
Telephone & Data Systems, Inc., 7.000% (A)(B)	340,000	8,585,000
United States Cellular Corp., 6.950% (A)(B)	720,000	18,014,400
United States Cellular Corp., 7.250% (A)	155,514	3,929,839
Consumer staples 2.3%		12,083,500
Food and staples retailing 2.3%
Ocean Spray Cranberries, Inc., 6.250% (C)	143,000	12,083,500
Energy 1.0%		5,182,800
Oil, gas and consumable fuels 1.0%
Enbridge, Inc., Series B (6.375% to 4-15-23, then 3 month LIBOR + 3.593%)	210,000	5,182,800
Financials 47.7%		252,048,688
Banks 26.0%
Bank of America Corp., 6.500% (A)	115,000	2,957,800
Barclays Bank PLC, 8.125%	690,000	17,512,200
BB&T Corp. (Callable 12-3-18), 5.200% (A)	416,250	10,002,488
BB&T Corp., 5.625% (A)	477,000	11,619,720
Citigroup Capital XIII (3 month LIBOR + 6.370%), 8.890% (D)	15,000	397,050
Citigroup, Inc., 6.875%	60,000	1,539,000
Citigroup, Inc. (7.125% to 9-30-23, then 3 month LIBOR + 4.040%) (A)	318,337	8,677,867
First Republic Bank, 7.000%	95,000	2,402,550
JPMorgan Chase & Co., 5.450% (A)	400,000	9,868,000
JPMorgan Chase & Co., 6.100% (A)	122,000	3,086,600
JPMorgan Chase & Co., 6.125% (A)	670,000	16,910,800
JPMorgan Chase & Co., 6.300% (A)	25,000	634,000
MB Financial, Inc., 6.000%	234,293	5,899,498
Regions Financial Corp., 6.375%	138,164	3,496,931
Synovus Financial Corp. (6.300% to 6-21-23, then 3 month LIBOR + 3.352%)	188,000	4,803,400
The PNC Financial Services Group, Inc., 5.375% (A)	30,000	740,100
The PNC Financial Services Group, Inc. (6.125% to 5-1-22, then 3 month LIBOR + 4.067%) (A)	187,000	4,927,450
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%) (A)(B)	705,000	19,042,050
Wells Fargo & Company, 6.000% (A)	127,000	3,237,230
Wells Fargo & Company (6.625% to 3-15-24, then 3 month LIBOR + 3.690%) (A)	322,025	8,858,908
Western Alliance Bancorp, 6.250%	21,000	519,960
Capital markets 8.4%
Deutsche Bank Contingent Capital Trust II, 6.550%	10,000	251,400
Morgan Stanley, 6.625%	80,000	2,043,200
Morgan Stanley (6.375% to 10-15-24, then 3 month LIBOR + 3.708%)	155,000	4,057,900
Morgan Stanley (6.875% to 1-15-24, then 3 month LIBOR + 3.940%)	100,000	2,681,000
2	JOHN HANCOCK PREFERRED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Capital markets (continued)
Morgan Stanley (7.125% to 10-15-23, then 3 month LIBOR + 4.320%)	595,424	$16,237,212
State Street Corp., 5.250% (A)	155,000	3,724,650
State Street Corp., 6.000% (A)(B)	580,600	14,758,852
The Goldman Sachs Group, Inc., 6.200%	29,999	783,874
Consumer finance 2.5%
Capital One Financial Corp., 6.200% (A)	237,251	6,052,273
Capital One Financial Corp., 6.700%	54,991	1,427,016
Navient Corp., 6.000% (A)	294,071	5,954,938
Insurance 10.7%
Aegon NV, 6.375% (A)(B)	520,000	13,156,000
Aegon NV, 6.500% (A)	260,000	6,637,800
Assurant, Inc., 6.500%	15,000	1,584,750
Prudential Financial, Inc., 5.750% (A)	140,000	3,481,800
Prudential PLC, 6.500% (A)	154,500	3,955,200
Prudential PLC, 6.750%	51,000	1,310,190
RenaissanceRe Holdings, Ltd., Series C, 6.080%	25,000	634,996
The Hartford Financial Services Group, Inc. (7.875% to 4-15-22, then 3 month LIBOR + 5.596%) (A)	58,227	1,600,660
Unum Group, 6.250%	147,500	3,694,875
W.R. Berkley Corp., 5.625% (A)(B)	885,000	20,408,100
Thrifts and mortgage finance 0.1%
Federal National Mortgage Association, Series S, 8.250% (E)	80,000	478,400
Industrials 2.4%		12,355,200
Machinery 2.4%
Stanley Black & Decker, Inc., 5.750% (A)(B)	495,000	12,355,200
Real estate 14.0%		74,090,830
Equity real estate investment trusts 14.0%
American Homes 4 Rent, Series D, 6.500%	40,000	956,800
American Homes 4 Rent, Series E, 6.350%	40,000	945,200
American Homes 4 Rent, Series F, 5.875%	165,575	3,692,323
American Homes 4 Rent, Series G, 5.875%	144,000	3,185,280
Crown Castle International Corp., Series A, 6.875% (A)(B)	23,200	24,232,729
Digital Realty Trust, Inc., 6.350%	922	23,760
Digital Realty Trust, Inc., 6.625%	10,900	286,016
Digital Realty Trust, Inc., 7.375%	34,936	890,519
Federal Realty Investment Trust, Series C, 5.000% (A)	110,000	2,604,800
Kimco Realty Corp., 6.000% (A)(B)	389,351	9,702,627
Public Storage, 5.200% (A)	125,000	2,856,250
Public Storage, 5.375%	21,263	497,342
Senior Housing Properties Trust, 5.625% (A)(B)	843,790	18,386,184
Ventas Realty LP, 5.450% (A)(B)	245,000	5,831,000
Utilities 44.9%		237,050,665
Electric utilities 23.3%
Alabama Power Company, 5.000% (A)(B)	197,475	4,930,951
Duke Energy Corp., 5.125% (A)(B)	916,525	21,446,685
Entergy Louisiana LLC, 5.250% (A)	241,476	5,759,203
HECO Capital Trust III, 6.500% (A)	379,850	9,990,055
Interstate Power & Light Company, 5.100% (A)	270,000	6,903,900
NextEra Energy, Inc., 6.123% (A)(B)	418,000	24,244,000
NSTAR Electric Company, 4.780% (A)	15,143	1,484,014
SEE NOTES TO FINANCIAL STATEMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND	3

	Shares	Value
Utilities (continued)
Electric utilities (continued)
PPL Capital Funding, Inc., 5.900% (A)	1,082,439	$26,996,029
SCE Trust II, 5.100% (A)	551,600	11,831,820
SCE Trust III (5.750% to 3-15-24, then 3 month LIBOR + 2.990%) (A)	20,000	502,600
The Southern Company, 6.250% (A)	351,399	8,992,300
Gas utilities 1.5%
South Jersey Industries, Inc., 7.250%	159,700	8,029,716
Multi-utilities 20.1%
Algonquin Power & Utilities Corp. (6.875% to 10-17-23, then 3 month LIBOR + 3.677%)	383,500	9,786,920
CenterPoint Energy, Inc., 7.000%	195,000	9,675,900
CMS Energy Corp., 5.625% (A)	225,000	5,422,500
Dominion Energy, Inc., 6.750% (A)(B)	750,667	35,994,483
DTE Energy Company, 5.250% (A)(B)	528,107	12,410,515
DTE Energy Company, 5.250% (A)	240,000	5,496,000
DTE Energy Company, 6.000% (A)	96,175	2,494,780
DTE Energy Company, 6.500% (A)(B)	173,100	9,231,423
Integrys Holding, Inc. (6.000% to 8-1-23, then 3 month LIBOR + 3.220%) (A)	272,500	6,869,725
Sempra Energy, 6.000%	50,700	5,027,412

Sempra Energy, 6.750%	35,400	3,529,734
Common stocks 11.9% (7.7% of Total investments)		$62,885,811
(Cost $57,015,796)
Communication services 0.7%		3,921,600
Diversified telecommunication services 0.7%
CenturyLink, Inc. (A)	190,000	3,921,600
Energy 11.2%		58,964,211
Oil, gas and consumable fuels 11.2%
BP PLC, ADR (A)	431,000	18,692,470
Kinder Morgan, Inc.	573,135	9,754,754
ONEOK, Inc. (A)	260,000	17,056,000
Royal Dutch Shell PLC, ADR, Class A (A)	213,024	13,460,987

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 18.4% (12.0% of Total investments)				$97,285,181
(Cost $99,946,062)
Consumer discretionary 1.5%				8,116,250
Automobiles 1.5%
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (A)(F)	6.500	09-30-28	8,600,000	8,116,250
Energy 1.4%				7,436,000
Oil, gas and consumable fuels 1.4%
Energy Transfer Operating LP (3 month LIBOR + 3.018%) (A)(D)	5.361	11-01-66	8,800,000	7,436,000
Financials 12.6%				66,589,672
Banks 9.2%
Barclays PLC (7.750% to 9-15-23, then 5 Year U.S. Swap Rate + 4.842%) (F)	7.750	09-15-23	5,000,000	4,988,500
BNP Paribas SA (7.375% to 8-19-25, then 5 Year U.S. Swap Rate + 5.150%) (A)(F)	7.375	08-19-25	9,200,000	9,453,000
Citizens Financial Group, Inc. (6.000% to 7-6-23, then 3 month LIBOR + 3.003%) (F)	6.000	07-06-23	3,500,000	3,465,000
Citizens Financial Group, Inc. (6.375% to 4-6-24, then 3 month LIBOR + 3.157%) (F)	6.375	04-06-24	5,500,000	5,499,368
4	JOHN HANCOCK PREFERRED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
HSBC Holdings PLC (6.500% to 3-23-28, then 5 Year U.S. ISDAFIX + 3.606%) (A)(F)	6.500	03-23-28	8,000,000	$7,510,000
Huntington Bancshares, Inc. (5.700% to 4-15-23, then 3 month LIBOR + 2.880%) (F)	5.700	04-15-23	5,000,000	4,900,000
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (F)	7.500	06-27-24	7,500,000	7,565,625
The Royal Bank of Scotland Group PLC (8.000% to 8-10-25, then 5 Year U.S. Swap Rate + 5.720%) (F)	8.000	08-10-25	3,174,000	3,275,171
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (A)(F)	5.900	06-15-24	2,000,000	2,004,940
Capital markets 1.3%
Credit Suisse Group AG (7.250% to 9-12-25, then 5 Year U.S. Swap Rate + 4.332%) (C)(F)	7.250	09-12-25	2,950,000	2,916,813
Credit Suisse Group AG (7.500% to 7-17-23, then 5 Year U.S. Swap Rate + 4.600%) (C)(F)	7.500	07-17-23	4,066,000	4,137,155
Consumer finance 0.9%
Discover Financial Services (5.500% to 10-30-27, then 3 month LIBOR + 3.076%) (F)	5.500	10-30-27	5,000,000	4,725,000
Insurance 1.2%
MetLife, Inc. (5.875% to 3-15-28, then 3 month LIBOR + 2.959%) (A)(F)	5.875	03-15-28	5,000,000	4,987,500
Prudential Financial, Inc. (5.700% to 9-15-28, then 3 month LIBOR + 2.665%)	5.700	09-15-48	1,200,000	1,161,600
Utilities 2.9%				15,143,259
Multi-utilities 2.9%
CenterPoint Energy, Inc. (6.125% to 9-1-23, then 3 month LIBOR + 3.270%) (A)(F)	6.125	09-01-23	8,000,000	8,070,000
Dominion Energy, Inc. (5.750% to 10-1-24, then 3 month LIBOR + 3.057%) (A)(B)	5.750	10-01-54	5,000,000	5,112,859
NiSource, Inc. (5.650% to 6-15-23, then 5 Year CMT + 2.843%) (A)(C)(F)	5.650	06-15-23	2,000,000	1,960,400

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 0.8% (0.5% of Total investments)				$4,462,000
(Cost $4,462,000)
U.S. Government Agency 0.8%				4,280,000
Federal Home Loan Bank Discount Note	2.050	11-01-18	4,280,000	4,280,000

	Par value^	Value
Repurchase agreement 0.0%		182,000

Repurchase Agreement with State Street Corp. dated 10-31-18 at 1.050% to be repurchased at $182,005 on 11-1-18, collateralized by $190,000 U.S. Treasury Notes, 2.625% due 6-15-21 (valued at $190,656, including interest)	182,000	182,000
Total investments (Cost $817,375,870) 154.0%		$813,557,828
Other assets and liabilities, net (54.0%)		(285,380,398)
Total net assets 100.0%		$528,177,430

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
(A)	All or a portion of this security is pledged as collateral pursuant to the Credit Facility Agreement. Total collateral value at 10-31-18 was $607,455,360. A portion of the securities pledged as collateral were loaned pursuant to the Credit Facility Agreement. The value of securities on loan amounted to $246,932,739.
(B)	All or a portion of this security is on loan as of 10-31-18, and is a component of the fund's leverage under the Credit Facility Agreement.
SEE NOTES TO FINANCIAL STATEMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND	5

(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Non-income producing security.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of total investments on 10-31-18:
United States	83.9%
United Kingdom	8.0%
Netherlands	4.1%
Canada	1.8%
France	1.2%
Other countries	1.0%
TOTAL	100.0%
6	JOHN HANCOCK PREFERRED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	640	Short	Dec 2018	$(76,943,667)	$(75,800,000)	$1,143,667
						$1,143,667
* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	73,000,000	USD	Fixed 2.136%	USD 3 Month LIBOR BBA(a)	Semi-Annual	Quarterly	Oct 2022	—	$2,720,711	$2,720,711
								—	$2,720,711	$2,720,711

(a)	At 10-31-18, the 3 month LIBOR was 2.559%

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
BBA	The British Banker's Association
LIBOR	London Interbank Offered Rate
OTC is an abbreviation for over-the-counter. See Notes to Fund's investments regarding investment transactions and other derivatives information.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND	7

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued at settlement prices, which are the official closing prices published by the exchange on which they trade.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of October 31, 2018, by major security category or type:

	Total value at 10-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Preferred securities
Communication services	$56,113,153	$56,113,153	—	—
Consumer staples	12,083,500	—	$12,083,500	—
Energy	5,182,800	5,182,800	—	—
Financials	252,048,688	252,048,688	—	—
Industrials	12,355,200	12,355,200	—	—
Real estate	74,090,830	49,858,101	24,232,729	—
Utilities	237,050,665	218,706,871	18,343,794	—
Common stocks	62,885,811	62,885,811	—	—
Corporate bonds	97,285,181	—	97,285,181	—
Short-term investments	4,462,000	—	4,462,000	—
Total investments in securities	$813,557,828	$657,150,624	$156,407,204	—
Derivatives:
Assets
Futures	$1,143,667	$1,143,667	—	—
Swap contracts	2,720,711	—	$2,720,711	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

       8

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended October 31, 2018, the fund used futures contracts to manage against anticipated interest rate changes.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Swap agreements are privately negotiated in the OTC market or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

During the period ended October 31, 2018, the fund used interest rate swaps to manage against anticipated interest rate changes.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       9

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Computershare P.O. Box 30170 College Station, TX 77842-3170
Phone	Customer service representatives Portfolio commentary 24-hour automated information TDD line	800-852-0218 800-344-7054 800-843-0090 800-231-5469

	P8Q1	10/18
This report is for the information of the shareholders of John Hancock Preferred Income Fund.		12/18

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Preferred Income Fund

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	December 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	December 18, 2018

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	December 18, 2018